[AMERICAN FIDELITY DUAL STRATEGY FUND, INC. LETTERHEAD]

                                   May 8, 2006


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re: American Fidelity Dual Strategy Fund, Inc. (File Nos. 333-59185, 811-08873)

Ladies and Gentlemen:

     On behalf of American Fidelity Dual Strategy Fund, Inc. (the "Fund"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information ("SAI") relating to the Fund's shares otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the form of Prospectus and SAI contained in the Form N-1A registration statement for the Fund, which was filed electronically with the Securities and Exchange Commission via EDGAR on April 27, 2006 and became effective on May 1, 2006.

                                                     Sincerely,

                                                     /s/ David R. Carpenter
                                                     David R. Carpenter
                                                     Executive Vice President

JWR:slf

cc:      Jennifer Wheeler, Esq.